INFORMATION BY BUSINESS SEGMENT - Non current Assets per segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT
Intangible assets	R$ 79,866,241	R$ 79,980,581
Fixed Assets	35,805,421	34,739,705	R$ 33,367,981
TOTAL NON CURRENT ASSETS	219,160,523	220,594,335
Reportable Segments [Member]
NON-CURRENT
Intangible assets	79,866,241	79,980,581
Contractual assets	50,052,912	51,703,084
Fixed Assets	35,805,421	34,739,705
TOTAL NON CURRENT ASSETS	165,724,574	166,423,370
Administration
NON-CURRENT
Intangible assets	635,911	648,677
Fixed Assets	1,899,516	1,748,211
TOTAL NON CURRENT ASSETS	2,535,427	2,396,888
Generation
NON-CURRENT
Intangible assets	79,001,867	79,250,508
Fixed Assets	33,905,905	32,991,494
TOTAL NON CURRENT ASSETS	112,907,772	112,242,002
Transmission
NON-CURRENT
Intangible assets	228,463	81,396
Contractual assets	50,052,912	51,703,084
TOTAL NON CURRENT ASSETS	R$ 50,281,375	R$ 51,784,480